Schedule of Investments (unaudited)
October 31, 2024
iShares® Neuroscience and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 60.4%
Abeona Therapeutics Inc.(a)	2,778	$17,807
Acadia Pharmaceuticals Inc.(a)	9,010	131,456
Acumen Pharmaceuticals Inc.(a)	3,220	9,274
Alector Inc.(a)	5,422	26,676
Alkermes PLC(a)	5,390	138,523
Anavex Life Sciences Corp.(a)(b)	5,862	38,807
Annexon Inc.(a)	5,988	43,832
Argenx SE, ADR(a)(b)	267	156,542
BioArctic AB, Class B(a)(c)	2,780	38,468
Biogen Inc.(a)	721	125,454
Biohaven Ltd., NVS(a)(b)	3,923	195,209
Capricor Therapeutics Inc.(a)	2,116	42,532
Catalyst Pharmaceuticals Inc.(a)	7,303	159,205
Dianthus Therapeutics Inc.(a)(b)	1,432	39,896
Dyne Therapeutics Inc.(a)(b)	4,383	126,493
Eliem Therapeutics Inc.(a)(b)	3,698	14,145
Entrada Therapeutics Inc.(a)	1,538	26,361
Idorsia Ltd.(a)	8,617	9,789
Larimar Therapeutics Inc.(a)	2,660	21,879
Neurocrine Biosciences Inc.(a)	1,205	144,925
Neurogene Inc.(a)(b)	733	32,259
PepGen Inc.(a)	1,836	12,154
Praxis Precision Medicines Inc.(a)	1,167	81,678
Prothena Corp. PLC(a)	3,314	56,338
PTC Therapeutics Inc.(a)	4,590	183,233
SanBio Co. Ltd.(a)	3,500	22,906
Sangamo Therapeutics Inc.(a)	14,193	24,128
Sarepta Therapeutics Inc.(a)	1,123	141,498
Scholar Rock Holding Corp.(a)	4,663	132,616
Solid Biosciences Inc.(a)	2,347	12,955
Taysha Gene Therapies Inc.(a)	11,252	19,016
Vanda Pharmaceuticals Inc.(a)	3,940	18,321
Voyager Therapeutics Inc.(a)	3,224	22,020
Xenon Pharmaceuticals Inc.(a)	3,763	154,697
		2,421,092
Health Care Equipment & Supplies — 8.5%
Axogen Inc.(a)	2,949	41,286
Axonics Inc.(a)	2,104	147,911
ClearPoint Neuro Inc.(a)	1,709	21,174
Integra LifeSciences Holdings Corp.(a)	4,644	87,121
MicroPort NeuroScientific Corp., NVS	13,000	15,703
Nevro Corp.(a)	2,460	13,555
Peijia Medical Ltd.(a)(c)	31,000	15,472
		342,222
Security	Shares	Value
Life Sciences Tools & Services — 0.3%
Cellivery Therapeutics Inc.(a)(d)	3,565	$11,217
Pharmaceuticals — 30.5%
Alto Neuroscience Inc.(a)	1,582	6,154
Amylyx Pharmaceuticals Inc.(a)	2,938	15,865
Avadel Pharmaceuticals PLC(a)(b)	6,448	99,751
Cassava Sciences Inc.(a)(b)	3,024	78,034
Contineum Therapeutics Inc., Class A(a)	1,010	16,928
Edgewise Therapeutics Inc.(a)	4,161	139,685
H Lundbeck A/S	19,122	124,529
Intra-Cellular Therapies Inc.(a)	1,969	166,873
KemPharm Inc.(a)	3,724	30,351
Longboard Pharmaceuticals Inc.(a)	2,388	142,611
Medincell SA, NVS(a)	1,272	20,866
Neuren Pharmaceuticals Ltd., NVS(a)	8,024	64,580
Rapport Therapeutics Inc.(a)	1,282	31,447
SK Biopharmaceuticals Co. Ltd.(a)	1,846	156,789
Supernus Pharmaceuticals Inc.(a)	3,765	128,273
		1,222,736
Total Long-Term Investments — 99.7% (Cost: $3,639,777)		3,997,267
Short-Term Securities
Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	726,614	727,123
Total Short-Term Securities — 18.2% (Cost: $727,002)		727,123
Total Investments — 117.9% (Cost: $4,366,779)		4,724,390
Liabilities in Excess of Other Assets — (17.9)%		(715,704)
Net Assets — 100.0%		$4,008,686

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Neuroscience and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$466,189	$260,844 (a)	$—	$16	$74	$727,123	726,614	$7,742 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	82	—
				$16	$74	$727,123		$7,824	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,666,738	$319,312	$11,217	$3,997,267
Short-Term Securities
Money Market Funds	727,123	—	—	727,123
	$4,393,861	$319,312	$11,217	$4,724,390

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares